EXPLORATION AND EVALUATION INTERESTS - KSP Property (Details) - CAD ($)	Jun. 01, 2022	Oct. 14, 2021	Oct. 02, 2020
Exploration And Evaluation Interests [Line Items]
Percentage of net smelter return royalty		1.00%	1.00%
KSP
Exploration And Evaluation Interests [Line Items]
Proportion of voting interests acquired	100.00%
Percentage of net smelter return royalty	2.00%
Percentage of SNR that can be repurchase	1.00%
Consideration for SNR repurchased	$ 2,000,000
Period of right of purchase interest	240 days